CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and Due from Banks	$ 6,744,840,168	$ 4,346,311,187
Cash	2,901,506,133	2,407,778,353
Financial Institutions and Correspondents	3,843,334,035	1,938,532,834
Argentine Central Bank (BCRA)	3,648,616,219	1,787,000,124
Other, Local and Foreign Financial Institutions	194,717,816	151,532,710
Debt Securities at fair value through profit or loss	1,508,649,114	1,303,957,419
Derivative Financial Instruments	4,161,315	76,849,407
Repurchase Transactions	0	2,548,194,271
Other Financial Assets	1,736,380,010	387,844,721
Loans and Other Financing	14,388,091,921	6,708,657,840
Non-financial Public Sector	8,145,078	1,003,557
Argentine Central Bank (BCRA)	0	88,839
Other Financial Institutions	164,350,429	59,446,218
Non-financial Private Sector and Residents Abroad	14,883,296,443	6,938,130,259
Expected credit loss allowance	(667,700,029)	(290,011,033)
Other Debt Securities	4,480,705,390	4,194,855,555
Financial Assets Pledged as Collateral	1,484,416,075	939,774,618
Current Income Tax Assets	209,238	4,455,198
Investments in Equity Instruments	42,086,831	20,987,008
Equity investments in Associates and Joint Ventures	4,087,764	5,771,514
Property, Plant and Equipment	995,520,817	773,625,233
Intangible Assets	304,486,250	269,188,109
Deferred Income Tax Assets	408,019,786	413,214,124
Insurance Contract Assets	34,243,987	21,388,018
Reinsurance Contract Assets	54,457,819	62,315,290
Other Non-financial Assets	313,097,320	169,305,385
Non-current Assets Held for Sale	14,525,567	163,149
Total Assets	32,517,979,372	22,246,858,046
Liabilities
Deposits	18,634,330,825	12,429,468,649
Non-financial Public Sector	283,718,050	144,093,049
Financial Sector	990,775	6,050,937
Non-financial Private Sector and Residents Abroad	18,349,622,000	12,279,324,663
Liabilities at fair value through profit or loss	9,005,522	107,760,501
Derivative Financial Instruments	7,672,255	26,651,539
Repurchase Transactions	389,701,262	50,839,676
Other Financial Liabilities	3,562,811,596	2,772,848,068
Financing Received from the Argentine Central Bank and Other Financial Institutions	441,780,166	300,794,066
Debt Securities	1,009,506,228	201,900,664
Current Income Tax Liabilities	160,798,656	593,189,308
Subordinated Debt Securities	266,114,122	447,750,094
Provisions	396,593,485	44,397,524
Deferred Income Tax Liabilities	137,158,651	37,793,610
Insurance Contracts Liabilities	666,142,182	230,177,313
Reinsurance Contracts Liabilities	0	4,711,617
Other Non-financial Liabilities	772,620,342	605,751,710
Total Liabilities	26,454,235,292	17,854,034,339
Shareholders’ Equity
Capital Stock	1,588,514	1,474,692
Paid-in capital	697,387,566	17,281,187
Capital Adjustments	1,582,407,426	1,582,407,426
Reserves	3,340,430,291	3,256,865,444
Retained Deficit	(1,202,786,619)	(1,204,807,991)
Other Comprehensive Income	19,813,616	5,171,442
Income for the Year	1,624,744,805	734,238,287
Shareholders’ Equity Attributable to Parent Company´s Owners	6,063,585,599	4,392,630,487
Shareholders’ Equity Attributable to Non-controlling Interests	158,481	193,220
Total Shareholders’ Equity	$ 6,063,744,080	$ 4,392,823,707